ACCRUED AND OTHER LIABILITIES, INTERMEX HOLDINGS, INC. (FY) (Details) - Intermex Holdings, Inc. and Subsidiaries [Member] - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities and Other Liabilities [Abstract]
Payables to agents	$ 8,230,526	$ 6,875,416
Compensation accruals	1,572,609	1,092,460
Accruals for taxes	840,289	318,792
Accrued interest		0
Other		3,227,781
Accrued and other liabilities	$ 16,656,126	$ 11,514,449
Predecessor [Member]
Accrued Liabilities and Other Liabilities [Abstract]
Payables to agents			$ 4,879,360
Compensation accruals			870,856
Accruals for taxes			163,843
Accrued interest			676,806
Other			3,296,070
Accrued and other liabilities			$ 9,886,935